Leases (Details) - Schedule of maturity of lease liabilities under the non-cancelable operating leases	Dec. 31, 2020 USD ($)
Schedule of maturity of lease liabilities under the non-cancelable operating leases [Abstract]
2021	$ 68,507
Total lease payments	68,507
Less: interest	2,010
Present value of lease liabilities	$ 66,497